Convertible Notes Payable (Details) - USD ($)								1 Months Ended	3 Months Ended		6 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended
	Dec. 28, 2015	Dec. 08, 2015	Nov. 25, 2015	Aug. 04, 2015	Apr. 24, 2015	Feb. 11, 2014	Dec. 13, 2012	Jul. 27, 2015	Sep. 30, 2015	Mar. 31, 2014	Jun. 30, 2014	Dec. 08, 2015	Sep. 30, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jan. 31, 2013	Dec. 21, 2012
Short-term Debt [Line Items]
Conversion of debt														$ 350,000
Convertible notes payable						$ 150,000	$ 150,000
Convertible notes payable - accrued interest						$ 21,485								171,485		$ 17,497
Convertible notes payable, Maturity date							Dec. 21, 2014									Dec. 21, 2014
Proceeds from convertible notes payable														2,962,304
Debt issuance costs														93,500
Debt conversion, description						CII regarding converting the Note, along with accrued interest of $21,485, into common stock at a 25% discount to the Company's closing stock price on February 17, 2014.
Unrealized gain on change in fair value of conversion feature											$ 20,218		$ 20,218
Conversion feature in additional paid-in capital											98,722		$ 98,722
Amortization of debt discount										$ 26,755	$ 26,755			1,093,371	$ 26,755
Shares issued for debt relief						55,497
Convertible debt principal amount		$ 2,134,850										$ 2,134,850
Inducement expense														$ 755,000	$ 2,212,538
Equity offering price														$ 1.75
Debt discount		1,719,700
Derivative liability		$ 912,330										912,330
Loss on extinguishment of debt														$ (635,986)
April Purchase Agreement [Member]
Short-term Debt [Line Items]
Conversion of debt	$ 1,784,850
Proceeds from convertible notes payable					$ 1,481,500
Debt issuance costs					93,500
Fair value of Class A and B Warrants					860,000
Beneficial conversion feature					715,000
Debt conversion, description		(a) $0.55 per share and (b) from and after an Event of Default (as defined in the December Notes), 85% of the average of the five (5) lowest daily Weighted Average Prices (as defined in the December Notes) in the prior thirty (30) trading days, until such Event of Default has been cured.
Amortization of debt discount					1,575,000							983,836
Aggregate principal amount of secured convertible notes	$ 350,000				$ 1,575,000
Convertible notes bear interest per annum					6.00%
Common stock conversion price	$ 0.25				$ 2.52
Convertible debt principal amount		$ 500,000										500,000
April Purchase Agreement [Member] | Class A Warrant [Member]
Short-term Debt [Line Items]
Common stock purchase warrant, shares					468,749
Exercise price					$ 3.02
April Purchase Agreement [Member] | Class B Warrant [Member]
Short-term Debt [Line Items]
Common stock purchase warrant, shares					468,749
Exercise price					$ 5.00
December Purchase Agreement [Member]
Short-term Debt [Line Items]
Convertible notes payable, Maturity date		Dec. 08, 2016
Proceeds from convertible notes payable		$ 1,480,000
Debt conversion, description		The notes are convertible at 85% of the average of the five (5) lowest daily Weighted Average Prices (as defined in the December Notes) in the prior fifteen (15) trading days, until such Event of Default has been cured.												The notes are convertible at any time, in whole or in part, at the option of the holders into shares of common stock at a conversion price the lesser of (a) $0.55 per share and (b) from and after an Event of Default (as defined in the December Notes), 85% of the average of the five (5) lowest daily Weighted Average Prices (as defined in the December Notes) in the prior thirty (30) trading days, until such Event of Default has been cured.
Convertible notes bear interest		8.00%
Convertible debt principal amount		$ 1,500,000										1,500,000
Debt instrument, description		85% of the average of the five (5) lowest daily Weighted Average Prices (as defined in the December Notes) in the prior fifteen (15) trading days at the option of the Company.
Maximum interest rate for convertible notes payable		0.55%
Notes payable outstanding		$ 3,644,850										3,644,850
Derivative liability		$ 912,330										$ 912,330
November Purchaser Agreement [Member]
Short-term Debt [Line Items]
Convertible notes bear interest			12.00%
Convertible debt principal amount			$ 200,000
First Tranche [Member]
Short-term Debt [Line Items]
Convertible notes payable																		$ 75,000
Second Tranche [Member]
Short-term Debt [Line Items]
Convertible notes payable																	$ 75,000
8% Convertible Notes [Member]
Short-term Debt [Line Items]
Convertible notes payable, Maturity date								Sep. 11, 2015
Proceeds from convertible notes payable								$ 200,000
Common stock conversion price				$ 3.50				$ 3.50
Convertible notes bear interest								8.00%
Convertible debt principal amount								$ 222,222
Debt instrument, description								If such prepayment is made within sixty (60) days after the issuance date of the 8% Convertible Notes, the Company shall pay an amount in cash equal to 109% of the sum of the then outstanding principal amount of the note and interest; thereafter, if such prepayment is made, the Company shall pay an amount in cash equal to 114% of the sum of the then outstanding principal amount of the note and interest.
Maximum interest rate for convertible notes payable								24.00%
Inducement expense				$ 100,000					$ 100,000
Equity offering price				$ 1.75